January 24, 2022 VIA EDGAR TRANSMISSION	Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0940 F: +1 202.637.3593 roncoenen@ eversheds-sutherland.us
U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

RE:	Post-Effective Amendment No. 23

Woodmen of the World Life Insurance Society

WoodmenLife Variable Annuity Account

File Nos. 333-101231 / 811-21254

Individual Flexible Premium Deferred Variable Annuity Certificate

Commissioners:

On behalf of Woodmen of the World Life Insurance Society (“WoodmenLife”) and the WoodmenLife Variable Annuity Account (the “Account”), attached for filing is Post-Effective Amendment No. 23 (the “Amendment”) to the Account’s registration statement on Form N-4 for the above-referenced variable annuity contract issued through the Account.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”). The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-4 adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765. At this time, WoodmenLife does not intend to rely on Rule 498A under the 1933 Act to use summary prospectuses. Please also note that WoodmenLife does not maintain any other registration statements for variable contracts with the SEC.

If you have any questions or comments regarding the Amendment, please contact me at 202-383-0940 or roncoenen@eversheds-sutherland.us.

Sincerely,

/s/ Ronald Coenen Jr.

Ronald Coenen Jr.

Eversheds Sutherland (US) LLP

cc:

Nicholas C Olari, Woodmen of the World Life Insurance Society

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